SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 286,110	$ 200,562	$ 830,519	$ 1,202,890
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenue		12,583	12,293	751,452
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue		203	465	2,198
Food and Beverage [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 286,110	$ 187,776	$ 817,761	$ 449,240